Revenue Recognition for Long-Term Contracts	12 Months Ended
Mar. 31, 2011
Revenue Recognition for Long-Term Contracts
Revenue Recognition for Long-Term Contracts

9. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS

Long-term contracts accepted by the Company consist mainly of construction works with the Japanese national government and local governments, such as construction of environmental control plants and facilities for water supply. These contracts are generally completed within two to three years.

The contracts, which are fully executed before the commencement of construction projects, include the terms of the contract price, expected completion date and critical milestone dates, and acceptance inspections (e.g., performance tests and external appearance inspections). The contracts are legally enforceable and the parties are expected to perform their obligations under the contracts. The Company is able to develop reasonably dependable estimates of the total contract cost based on the construction order, that includes details on every single component unit, labor hour costs, and all overhead. Further, the Company believes that it is able to develop reasonably dependable estimates of the extent of progress towards completion of individual contracts and, therefore, the long-term contracts are accounted for using the percentage of completion method. Concerning the method of measuring the extent of progress toward completion, the Company uses the cost-to-cost method in measuring the extent of progress toward completion. In most cases, the Company's contracts with customers include the delivery and installation of component units.

In the situation where an option or an addition which has separate content from an existing contract has occurred, it is treated as a separate contract. Otherwise, it is combined with the original contract. Additional contract revenue arising from any claims for customer-caused overruns or delays is recognized when the contract modification is approved by the customer. Any revisions in revenue, cost, and profit estimates or in measurements of the extent of progress toward completion are accounted for in the consolidated statements of income in the fiscal year in which those revisions are determined. A disclosure is made of the effect of such revisions in the financial statements, if significant.

The following table details the notes receivable and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2011			2010
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥241	¥—	¥—	¥176	¥—	¥—
Accounts receivable	12,553	789	—	7,945	236	—

	¥12,794	¥789	¥—	¥8,121	¥236	¥—

A large portion of such receivables have already been billed to customers. The total aggregated amounts which had not been billed or were not billable were not material at March 31, 2011 and 2010. The total aggregated amounts subject to uncertainty were not material.

With respect to the inventories related to the long-term contracts, the aggregated amounts of manufacturing or production costs which exceed the aggregated estimate costs of all in-process, the total aggregated amounts subject to uncertainty, and advances received offset with inventories were not material at March 31, 2011 and 2010.